SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.    SUBSEQUENT EVENTS

On February 1, 2022, the Consolidated Amended Shareholder Class Action Complaint was dismissed in its entirety with prejudice and without leave to amend. On February 22, 2022, the Lead Plaintiff filed an appeal to the United States Court of Appeals for the Second Circuit. (See “Shareholder Litigation”).